Background information of business and organization (Details) In Thousands, unless otherwise specified	12 Months Ended																																																				12 Months Ended																				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Shanghai Junxin Real Estate Company [Member] CNY	Dec. 31, 2014 Changsha Xinyuan Wanzhuo Real Estate Co. Ltd [Member] CNY	Dec. 31, 2014 Xinyuan International Property Investment Co., Ltd. [Member] USD ($)		Dec. 31, 2014 Xinyuan International (HK) Property Investment Co., Limited. [Member] HKD		Dec. 31, 2014 XIN Development Group International Inc. [Member] USD ($)		Dec. 31, 2014 Xinyuan Real Estate, Ltd. ("Xinyuan") [Member] USD ($)		Dec. 31, 2014 South Glory International Ltd [Member] HKD		Dec. 31, 2014 Victory Good Development Ltd [Member] HKD		Dec. 31, 2014 Elite Quest Holdings Ltd [Member] HKD		Dec. 31, 2014 XIN Irvine, LLC [Member] USD ($)		Dec. 31, 2014 Vista Sierra, LLC [Member] USD ($)		Dec. 31, 2014 XIN Development Management East, LLC [Member] USD ($)		Dec. 31, 2014 XIN NY Holding, LLC [Member] USD ($)		Dec. 31, 2014 421 Kent Development, LLC [Member] USD ($)		Dec. 31, 2014 Xinyuan Sailing Co., Ltd. [Member] HKD		Dec. 31, 2014 AWAN Plasma Sdn Bhd [Member] MYR		Dec. 31, 2014 XIN Eco Marine Group Properties Sdn Bhd. [Member] MYR		Dec. 31, 2014 Zhengzhou Yasheng Construction Material Co., Ltd. [Member] USD ($)		Dec. 31, 2014 Zhengzhou Jiasheng Real Estate Co., Ltd. [Member] USD ($)		Dec. 31, 2014 Zhengzhou Yusheng Landscape Design Co., Ltd. [Member] USD ($)		Dec. 31, 2014 Xinyuan (China) Real Estate, Ltd. ("WFOE") [Member] USD ($)		Dec. 31, 2014 Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member] CNY	Dec. 31, 2014 Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Shandong Xinyuan Real Estate Co., Ltd. ("Shandong Xinyuan") [Member] CNY	Dec. 31, 2014 Xinyuan Property Service Co., Ltd. [Member] CNY	Dec. 31, 2014 Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member] CNY	Dec. 31, 2014 Zhengzhou Xinyuan Computer Network Engineering Co., Ltd. [Member] CNY	Dec. 31, 2014 Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member] CNY	Dec. 31, 2014 Suzhou Xinyuan Real Estate Development Co., Ltd. ("Suzhou Xinyuan") [Member] CNY	Dec. 31, 2014 Anhui Xinyuan Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Kunshan Xinyuan Real Estate Co., Ltd. [Member] CNY	Oct. 18, 2013 Kunshan Xinyuan Real Estate Co., Ltd. [Member]	Dec. 31, 2014 Xinyuan Real Estate (Chengdu) Co., Ltd. [Member] CNY	Dec. 31, 2014 Xuzhou Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2014 Henan Jiye Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member] CNY	Dec. 31, 2014 Beijing Heju Construction Material Co. Ltd. [Member] CNY	Dec. 31, 2014 Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member] CNY	Dec. 31, 2014 Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member] CNY	Dec. 31, 2014 Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member] CNY	Dec. 31, 2014 Henan Xinyuan Priority Commercial Management Co., Ltd. [Member] CNY	Dec. 31, 2014 Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Jiangsu Jiajing Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing Xinyuan Jiye Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing XIN Media Co., Ltd. [Member] CNY	Dec. 31, 2014 Xingyang Xinyuan Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 APEC Construction Investment (Beijing) Co., Ltd. [Member] CNY	Dec. 31, 2014 Zhengzhou Shengdao Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member] CNY	Dec. 31, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member] USD ($)	Dec. 31, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member] CNY	Jun. 24, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]	Dec. 31, 2014 Xinrongji (Beijing) Investment Co., Ltd. [Member] CNY	Dec. 31, 2014 Sanya Beida Science and Technology Park Industrial Development Co Ltd [Member] CNY		Jan. 27, 2014 Sanya Beida Science and Technology Park Industrial Development Co Ltd [Member]	Dec. 31, 2014 Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Sep. 15, 2014 Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]	Dec. 31, 2014 Kunming Huaxia Xinyuan Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Zhengzhou Hengsheng Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing Xinyuan Xindo Park E-commerce Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member] CNY	Dec. 31, 2014 Tianjin Xinyuan Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Xi'an Xinyuan Metropolitan Business Management Co., Ltd. [Member] CNY	Dec. 31, 2014 Beijing Xinleju Technology Development Co., Ltd. [Member] CNY	Dec. 31, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member] USD ($)	Dec. 31, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member] CNY	May 27, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]	Apr. 11, 2014 Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																																100.00%																				100.00%																								100.00%															100.00%
Equity interest held by partners																																																																								5.00%								25.00%	20.00%			10.00%						49.00%
Registered Date of Incorporation	Dec. 04, 2013	Jan. 16, 2014	Apr. 03, 2014	Oct. 06, 2011		Oct. 26, 2011		Nov. 10, 2011		Jan. 27, 2006		Jan. 17, 2001		Jan. 17, 2001		Nov. 19, 2001		Jul. 12, 2012		May 01, 2012		Aug. 28, 2012		Aug. 29, 2012		Aug. 29, 2012		Jun. 21, 2013		Apr. 16, 2007	[1]	Jul. 09, 2014	[1]	Oct. 22, 2013		Dec. 02, 2013		Dec. 25, 2013		Apr. 10, 2006		May 19, 1997	Feb. 09, 2006	Jun. 02, 2006	Dec. 28, 1998	Feb. 17, 2004	May 26, 2004	Dec. 29, 2011	Nov. 24, 2006	Dec. 07, 2006	Jan. 31, 2008		Jun. 12, 2007	Nov. 09, 2009	Nov. 15, 2009	Mar. 04, 2008	Jan. 16, 2009	Jan. 16, 2009	Jun. 13, 2005	Mar. 08, 2012	Aug. 10, 2012	Sep. 20, 2012	Mar. 28, 2005	Feb. 17, 2013	Jul. 10, 2013	Jul. 25, 2013	Aug. 01, 2013	Oct. 14, 2013	Oct. 18, 2013				Dec. 25, 2013	Jan. 10, 2014	[2]		Feb. 21, 2014				May 27, 2014	Jun. 19, 2014	Aug. 12, 2014	Sep. 15, 2014	Sep. 17, 2014	Nov. 25, 2014	Dec. 24, 2014
Paid-up Capital	300,000	5,000	100,000	$ 500	[3]	3,000	[3]	$ 0	[3]	$ 50,000	[3]	10	[3]	10	[3]	10	[3]	$ 50	[3]	$ 0	[3]	$ 1	[3]	$ 1	[3]	$ 1	[3]	3,000	[3]	33,577	[1],[3]	33,217	[1],[3]	$ 50,000	[3]	$ 60,000	[3]	$ 70,000	[3]	$ 307,000	[3]	200,000	10,000	300,000	50,000	2,000	2,000	20,000	200,000	50,000	200,000		220,000	200,000	50,000	900,000	30,000	30,000	10,000	30,000	2,000	200,000	150,000	200,000	10,000	200,000	100,000	20,000	10,000	$ 48,800	300,000		100,000	200,000	[2]		50,000	$ 16,300	100,000		100,000	20,000	202,000	20,000	100,000	3,000	10,000	$ 800	5,000
Percentage of Equity Directly Attributable to the Group	95.00%	51.00%	75.00%	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%	[1]	100.00%	[1]	100.00%		100.00%		100.00%		100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	95.00%		100.00%	100.00%	[2]		100.00%	75.00%	75.00%		80.00%	100.00%	100.00%	90.00%	100.00%	100.00%	100.00%	51.00%	51.00%

[1]	Acquired on December 29, 2014
[2]	Acquired on January 27, 2014
[3]	Expressed in US$'000, HK$'000 or MYR '000